COMMON STOCK (Details) - Stock Option [Member]	12 Months Ended
Dec. 31, 2017
Expected term (years)	6 years 3 months
Expected volatility	52.00%
Risk-free interest rate	1.99%
Dividend yield	0.00%
Expected forfeiture rate	0.00%